Investments (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Fair value of investment				$ 306,000
Unrealized loss			$ 88,929
Proceeds from sale of securities			220,703
Contact Gold Corp [Member]
Disclosure of associates [line items]
Number of shares acquired	600,000
Amount of share acquired	$ 300,000
BMG [Member]
Disclosure of associates [line items]
Proceeds from sale of securities			217,071
Gain on sale securities			3,632
Certain Marketable Securities [Member]
Disclosure of associates [line items]
Fair value of investment				$ 3,035
Unrealized gain			$ 597